As filed with the Securities and Exchange Commission on November 22, 2024

1933 Act Registration No. 333-156529

1940 Act Registration No. 811-22263

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 438	☒

and/or

Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 441	☒

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, Oklahoma 73120
(405) 778-8377

(Address of Principal Executive Offices, Zip Code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, Oklahoma 73120

(Name and Address of Agent for Service)

Copies to:

Morrison Warren, Esq.
Chapman and Cutler LLP
320 South Canal Street
Chicago, Illinois 60606

Richard Coyle, Esq.
Chapman and Cutler LLP
320 South Canal Street
Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On November 26, 2024 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 438 to the Registration Statement on Form N-1A of Exchange Traded Concepts Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until November 26, 2024, the effectiveness of Post-Effective Amendment No. 437 (“PEA No. 437”), which was filed with the Commission via EDGAR (Accession No. 0001213900-24-081451) on September 24, 2024, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 437 by means of this filing, Parts A, B and C of PEA No. 437 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the MUSQ Global Music Industry Index ETF is incorporated herein by reference to Part A of PEA No. 437.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the MUSQ Global Music Industry Index ETF is incorporated herein by reference to Part B of PEA No. 437.

PART C – OTHER INFORMATION

The Part C for the MUSQ Global Music Industry Index ETF is incorporated herein by reference to Part C of PEA No. 437.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 438 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Oklahoma, State of Oklahoma on this 22nd day of November 2024.

Exchange Traded Concepts Trust

/s/ J. Garrett Stevens
J. Garrett Stevens
Trustee and President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 438 has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

*	Trustee	November 22, 2024
Stuart Strauss

*	Trustee	November 22, 2024
Mark A. Zurack

*	Trustee	November 22, 2024
Timothy J. Jacoby

*	Trustee	November 22, 2024
Linda Petrone

/s/ J. Garrett Stevens	Trustee and President	November 22, 2024
J. Garrett Stevens	(Principal Executive Officer)

/s/ Christopher Roleke	Treasurer	November 22, 2024
Christopher Roleke	(Principal Financial and Accounting Officer)

* /s/ J. Garrett Stevens
J. Garrett Stevens

* Attorney-in-Fact, pursuant to power of attorney.